UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ] Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:        Cinque Partners LLC

Address:     11836 San Vicente Blvd.
             Los Angeles, California 90049

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Fred W. Wahl
Title:       Managing Director
Phone:       (310) 954-0672

Signature, Place, and Date of Signing:

/s/ Fred W. Wahl                 Los Angeles, CA                May 14, 2013
----------------                ----------------             ------------------
   [Signature]                    [City, State]                   [Date]

Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                                ------------------------
Form 13F Information Table Entry Total:         43
                                                ------------------------
Form 13F Information Table Value Total:         $ 131,217 (in thousands)
                                                ------------------------



List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE
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

                                  TITLE         CUSIP      VALUE     SHR/PRN  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER                 OF CLASS                  (1000)    AMOUNT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                          COM        00817Y108   3,799.2    74,304             Sole                   74,304
Amgen Inc.                          COM        031162100   2,438.5    23,788             Sole                   23,788
Apple Inc.                          COM        037833100   4,850.7    10,958             Sole                   10,958
AT&T Inc.                           COM        00206R102   2,393.9    65,247             Sole                   65,247
Bed Bath & Beyond Inc.              COM        075896100   1,905.4    29,577             Sole                   29,577
Chevron Corp.                       COM        166764100   3,540.7    29,799             Sole                   29,799
ConocoPhillips                      COM        20825C104   3,612.4    60,107             Sole                   60,107
Select Sector SPDR TR         SBI CONS DISCR   81369Y407  11,545.3   217,835             Sole                  217,835
Select Sector SPDR TR         SBI CONS STPLS   81369Y308   4,913.2   123,540             Sole                  123,540
CVS Caremark Corp.                  COM        126650100   5,252.6    95,520             Sole                   95,520
Deere & Co.                         COM        244199105   1,620.5    18,847             Sole                   18,847
Select Sector SPDR TR         SBI INT-ENERGY   81369Y506   5,940.7    74,905             Sole                   74,905
Fifth Third Bancorp                 COM        316773100   1,822.8   111,759             Sole                  111,759
Select Sector SPDR TR          SBI INT-FINL    81369Y605  11,641.6   639,333             Sole                  639,333
General Electric Co.                COM        369604103   3,128.1   135,299             Sole                  135,299
Select Sector SPDR TR         SBI HEALTHCARE   81369Y209   2,097.2    45,582             Sole                   45,582
Helmerich & Payne Inc.              COM        423452101   2,050.1    33,774             Sole                   33,774
Select Sector SPDR TR          SBI INT-INDS    81369Y704   7,576.6   181,432             Sole                  181,432
International Business
 Machines Corp.                     COM        459200101   1,684.2     7,896             Sole                    7,896
iShares TR                    DJ US FINL SVCS  464287770   4,482.8    67,757             Sole                   67,757
iShares TR                    DJ UD HEALTHCR   464287762   6,406.4    66,443             Sole                   66,443
iShares TR                    DJ US TECH SEC   464287721  17,174.3   234,269             Sole                  234,269
iShares TR                     DJ US TELECOM   464287713   1,617.1    66,549             Sole                   66,549
Select Sector SPDR TR          SBI MATERIALS   81369Y100   5,747.9   146,706             Sole                  146,706
Merck & Co Inc                      COM        58933Y105   1,598.8    36,172             Sole                   36,172
Microsoft Corp.                     COM        594918104   3,495.2   122,188             Sole                  122,188
Molson Coors Brewing Co. Cl B       COM        60871R209   2,884.1    58,943             Sole                   58,943
National Oilwell Varco Inc.         COM        637071101   1,437.2    20,314             Sole                   20,314
Northrop Grumman Corp.              COM        666807102   4,505.9    64,233             Sole                   64,233
Novartis AG ADS                     COM        66987V109   1,948.6    27,353             Sole                   27,353
Oracle Corp.                        COM        68389X105   1,679.8    51,957             Sole                   51,957
Pfizer Inc.                         COM        717081103   3,197.4   110,790             Sole                  110,790
PNC Financial Services
 Group Inc.                         COM        693475105   1,916.6    28,821             Sole                   28,821
Procter & Gamble Co.                COM        742718109   2,951.7    38,304             Sole                   38,304
SPDR S&P 500 ETF                    COM        78462F103   9,423.4    60,148             Sole                   60,148
Travelers Cos. Inc.                 COM        89417E109   3,147.8    37,389             Sole                   37,389
U.S. Bancorp                        COM        902973304   1,674.0    49,336             Sole                   49,336
UGI Corp. NEW                       COM        902681105   4,258.0   110,913             Sole                  110,913
Select Sector SPDR TR          SBI INT-UTILS   81369Y886   1,821.4    46,584             Sole                   46,584
Valero Energy Corp. NEW             COM        91913Y100   2,362.7    51,938             Sole                   46,584
Viacom Inc. NEW                    CL B        92553P201   1,875.8    30,511             Sole                   51,938
Walgreen Co.                        COM        931422109   3,449.8    72,353             Sole                   72,353
Walt Disney Co.                     COM        254687106   4,598.5    80,959             Sole                   80,959
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